Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Credit asset commitments	$ 638,813	$ 701,104	$ 433,661
Loan commitments [member]
Statement Line Items [Line Items]
Credit asset commitments	591,162	635,433	367,494
Letters of credit [member]
Statement Line Items [Line Items]
Credit asset commitments	$ 47,651	$ 65,671	$ 66,167